COMMITMENTS AND CONTINGENT LIABILITIES (Contingent Consideration) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Oct. 19, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Contingent considerations accrued expenses	$ 500
Turbochrome Ltd. [Member]
Loss Contingencies [Line Items]
Ownership percentage acquired		100.00%
Fair value of the contingent considerations	640	$ 640
Contingent considerations accrued expenses	500
Contingent considerations other long-term liabilities	140
Earn-out Payment	$ 500
Turbochrome Ltd. [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Excpected earn-out payment		$ 2,000